ACQUISITIONS - Fair Value (Details) - USD ($)	Jun. 30, 2021	Apr. 09, 2021
Fair value of the consideration of payment
Financed payment	$ 2,625,335
Insumos Agroquimicos S.A.
Fair value of the consideration of payment
Cash payment		$ 200,000
Financed payment		2,625,335
Contingent payment		951,622
Total consideration		$ 3,776,957